12. Related parties (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Trade receivables	R$ 170	R$ 59
Other assets	25	17
Trade payables	23	14
Other liabilities	153	147
Revenues (expenses)	(26)	(43)	R$ (64)
Controlling shareholders | Casino
Disclosure of transactions between related parties [line items]
Trade receivables	0	5
Other assets	0	1
Trade payables	1	0
Other liabilities	4	0
Revenues (expenses)	(48)	(64)	(76)
Controlling shareholders | Wilkes Participações
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	0	0
Trade payables	0	0
Other liabilities	0	0
Revenues (expenses)	0	0	(1)
Controlling shareholders | Euris
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	0	0
Trade payables	0	0
Other liabilities	0	1
Revenues (expenses)	(3)	(4)	(6)
Controlling shareholders | Exito
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	0	0
Trade payables	0	0
Other liabilities	0	0
Revenues (expenses)	(1)	0	0
Controlling shareholders | Héllico
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	0	0
Trade payables	0	0
Other liabilities	0	0
Revenues (expenses)	0	(1)	0
Subsidiaries | Others
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	0	1
Trade payables	0	0
Other liabilities	0	0
Revenues (expenses)	0	0	1
Associates | FIC
Disclosure of transactions between related parties [line items]
Trade receivables	170	54
Other assets	24	14
Trade payables	22	14
Other liabilities	0	0
Revenues (expenses)	84	55	34
Other related parties | Others
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	1	1
Trade payables	0	0
Other liabilities	0	0
Revenues (expenses)	0	(2)	1
Other related parties | Instituto Grupo Pão de Açúcar
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	0	0
Trade payables	0	0
Other liabilities	0	0
Revenues (expenses)	0	(1)	(7)
Other related parties | Greenyellow
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Other assets	0	0
Trade payables	0	0
Other liabilities	149	146
Revenues (expenses)	R$ (58)	R$ (26)	R$ (10)